Average Annual Total Returns			12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended
	Jul. 29, 2025		Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.98%		8.98%	8.64%	8.36%
Performance Inception Date	Oct. 31, 2012
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.48%		4.06%	4.96%	4.82%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.64%		5.20%	5.50%	5.26%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Morningstar Global Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	6.53%	[1]	9.78%		5.45%	6.01%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | S-Network Composite Closed-End Fund Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	[1]	16.58%		4.75%	6.46%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | First Trust Composite Closed-End Fund Index
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	[1]	16.65%		4.13%	5.38%
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			10.72%	8.59%
Performance Inception Date	Apr. 30, 2020
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.62%	5.96%
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.29%	5.77%
MATISSE DISCOUNTED BOND CEF STRATEGY | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	(1.38%)	[2]	1.25%
MATISSE DISCOUNTED BOND CEF STRATEGY | Bloomberg VLI High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	5.90%	[2]	7.65%
MATISSE DISCOUNTED BOND CEF STRATEGY | FT Taxable Fixed Income CEF Index
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	[2]	14.59%

[1]	The Institutional Class Shares commenced operations on October 31, 2012.
[2]	The Institutional Class Shares commenced operations on April 30, 2020.